Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	HUALE ACOUSTICS Ltd
Entity Central Index Key	0001636760
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this "Post-Effective Amendment") to Huale Acoustics Limited's Registration Statement on Form F-1 (File No. 333-251850) (the "Registration Statement"), as declared effective by the Securities and Exchange Commission (the "SEC") on March 3, 2021, is being filed pursuant to the undertakings in Item 9.1(b) of the Registration Statement to update and supplement the information contained in the Registration Statement and the prospectus included therein, to include the information contained in the Registrant's Annual Report on Form 20-F for the fiscal year ended December 31, 2020 filed with the SEC on June 28, 2021. The information included in this filing updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false